Employees (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011 Position	Dec. 31, 2010
Operational Review - total severance costs			$ 89
Operational Review - positions eliminated			1,200
Severance cost arising in normal course of business		6	89	15
One-time, non-cash, pre-tax charge to eliminate repayment requirement on past annual cash retention awards	200
Accrued cash retention awards to be paid in 2013	252	252
Unamortized cash retention awards	9	9	196	173
Other Expense [Member]
Severance cost arising in normal course of business		$ 6	$ 0	$ 15